Statements of Cash Flows (USD $)	1 Months Ended
Mar. 13, 2012
Net Cash (Used in) Operating Activities
Net (Loss)	$ (157)
Increase (Decrease) in Operating Assets and Liabilities
Increase (Decrease) in Accounts Payable	157
Net Cash Provided by (Used in) Financing Activities
Proceeds from Sale of Common Stock	23,746
Payments for (Proceeds from) Cash Contributed from Total Invest	330
Net Cash Provided by (Used in) Financing Activities	24,076
Net Cash, Period Increase (Decrease)	24,076
Cash at End of Period	$ 24,076